LOANS PAYABLE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Net proceeds from software and equipment financing	$ 9,070	$ 4,399
Financing arrangements [Member]
Disclosure of detailed information about borrowings [line items]
Terms	one to four years
Weighted-average interest rate	6.60%
Financing arrangements [Member] | Equipment [Member]
Disclosure of detailed information about borrowings [line items]
Net proceeds from software and equipment financing	$ 26,612
Net book value of equipment pledged as security	$ 24,379	$ 16,100